Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets

Cost:	Goodwill	Licenses	Computer Software	Customer relationships	Trade marks	Contract rights	Advances for intangibles, CIP and others	Total
Balance as of December 31, 2015	6,285	284	898	5,326	216	295	11	13,315
Additions	—	—	182	—	—	—	110	292
Additions from business combinations	—	—	—	12	—	—	—	12
Transfer between groups	—	—	3	—	—	—	(3)	—
Disposals	—	—	(173)	—	—	—	(6)	(179)

Balance as of December 31, 2016	6,285	284	910	5,338	216	295	112	13,440

Additions	—	—	244	—	—	—	240	484
Transfer between groups	—	—	54	—	—	—	(54)	—
Disposals	—	(101)	(125)	(12)	—	(295)	(99)	(632)

Balance as of December 31, 2017	6,285	183	1,083	5,326	216	—	199	13,292

Accumulated Amortization:
Balance as of December 31, 2015	—	—	(368)	(371)	(23)	(295)	(4)	(1,061)
Amortization charge	—	(28)	(233)	(345)	(40)	—	(1)	(647)
Impairment	—	(31)	(8)	(820)	(27)	—	—	(886)
Disposals	—	—	173	—	—	—	3	176

Balance as of December 31, 2016	—	(59)	(436)	(1,536)	(90)	(295)	(2)	(2,418)

Amortization charge	—	(42)	(220)	(286)	(36)	—	(6)	(590)
Impairment	—	—	—	(8)	—	—	(96)	(104)
Disposals	—	101	120	12	2	295	97	627

Balance as of December 31, 2017	—	—	(536)	(1,818)	(124)	—	(7)	(2,485)

Net book value

As of December 31, 2015	6,285	284	530	4,955	193	—	7	12,254

As of December 31, 2016	6,285	225	474	3,802	126	—	110	11,022

As of December 31, 2017	6,285	183	547	3,508	92	—	192	10,807